Risk Management Activities and Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amount recognized in accumulated other comprehensive income (loss)	¥ 0	¥ (237)	¥ (185)	¥ (156)
Period that hedges changes in cash flows related to risk of foreign currency rate	0 years 2 months 0 days